SUBSEQUENT EVENTS (Details) $ in Millions		6 Months Ended	12 Months Ended
	Jul. 10, 2024 USD ($) property	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Property acquisitions		$ 3,538	$ 3,372
Major purchases of assets
Disclosure of non-adjusting events after reporting period [line items]
Investment properties acquired | property	128
Property acquisitions	$ 1,300